EARNINGS PER SHARE (Tables)	3 Months Ended
Mar. 31, 2022
EARNINGS PER SHARE
EARNINGS PER SHARE

3/31/2022
Numerator	Common	Preferred A	Preferred B	Total
Earnings attributable to each class of shares	2,185,822	275	522,245	2,708,342
Earnings for the period	2,185,822	275	522,245	2,708,342

Denominator	Common	Preferred A	Preferred B
Weighted average number of shares	1,288,843	147	279,941
% of shares in relation to total	82.15%	0.01%	17.84%

Basic earnings per share (BRL)	1.70	1.87	1.87

3/31/2021
Numerator	Common	Preferred A	Preferred B	Total
Earnings attributable to each class of shares	1,292,174	162	308,732	1,601,068
Earnings for the period	1,292,174	162	308,732	1,601,068

Denominator	Common	Preferred A	Preferred B
Weighted average number of shares	1,288,843	147	279,941
% of shares in relation to total	82.15%	0.01%	17.84%

Basic earnings per share (BRL)	1.00	1.10	1.10

3/31/2022
			Converted
Numerator	Common	Preferred A	Preferred B	Preferred B	Total
Earnings attributable to each class of shares	2,149,327	269	45,220	513,526	2,708,342
Earnings for the period	2,149,327	269	45,220	513,526	2,708,342

			Preferred B -
Denominator	Common	Preferred A	Converted	Preferred B
Weighted average number of shares in thousand	1,288,843	147	24,651	279,941
% of shares in relation to total	80.88%	0.01%	1.55%	17.57%

Diluted earnings per share (BRL)	1.67	1.83	1.83	1.83

3/31/2021
			Converted
Numerator	Common	Preferred A	Preferred B	Preferred B	Total
Earning attributable to each class of shares	1,282,896	161	11,496	306,515	1,601,068
Earning for the period	1,282,896	161	11,496	306,515	1,601,068

			Preferred B -
Denominator	Common	Preferred A	Converted	Preferred B
Weighted average number of shares in thousand	1,288,843	147	10,499	279,941
% of shares in relation to total	81.60%	0.01%	0.66%	17.72%

Diluted earnings per share (BRL)	1.00	1.10	1.09	1.09